Fixed and Currency Income Funds

PROSPECTUS

December 29, 2008

As Revised on September 30, 2009

WisdomTree® Trust

WisdomTree Fixed Income Funds	WisdomTree Currency Income Funds

WisdomTree U.S. Short-Term Government Income Fund

WisdomTree Dreyfus Brazilian Real Fund

WisdomTree Dreyfus Chinese Yuan Fund

WisdomTree Dreyfus Emerging Currency Fund

WisdomTree Dreyfus Euro Fund

WisdomTree Dreyfus Indian Rupee Fund

WisdomTree Dreyfus Japanese Yen Fund

WisdomTree Dreyfus New Zealand Dollar Fund

WisdomTree Dreyfus South African Rand Fund

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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WisdomTree Trust

WisdomTree Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds.” Each Fund is actively managed. The Funds described in this Prospectus are listed in the Table of Contents.

Each Fund is an “exchange traded fund.” This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. The market price for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 100,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities or a designated amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus – such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions – is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

ALTHOUGH EACH FUND INVESTS IN VERY SHORT-TERM, INVESTMENT-GRADE SECURITIES, THE FUNDS ARE NOT “MONEY MARKET FUNDS” AND IT IS NOT AN OBJECTIVE OF THE FUNDS TO MAINTAIN A CONSTANT SHARE PRICE AS WOULD BE THE CASE FOR A TYPICAL MONEY MARKET FUND.

WisdomTree Trust

WisdomTree Trust Prospectus	1

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds. It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund (“ETF”). Like all ETFs, shares of each Fund are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional fund investing.

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) is the investment adviser to each Fund. WisdomTree Investments, Inc. (“WisdomTree Investments”) is the parent company of WisdomTree Asset Management.

Investment Objective and Strategies

This Prospectus describes nine Funds: the WisdomTree U.S. Short-Term Government Income Fund (the “U.S. Short-Term Government Income Fund”) and the WisdomTree Dreyfus Brazilian Real Fund, WisdomTree Dreyfus Chinese Yuan Fund, WisdomTree Dreyfus Emerging Currency Fund, WisdomTree Dreyfus Euro Fund, WisdomTree Dreyfus Indian Rupee Fund, WisdomTree Dreyfus Japanese Yen Fund, WisdomTree Dreyfus New Zealand Dollar Fund and the WisdomTree Dreyfus South African Rand Fund (the “International Currency Income Funds”)*. Each Fund is an actively managed ETF.

The U.S. Short-Term Government Income Fund (formerly the WisdomTree U.S. Current Income Fund) may be appropriate for investors seeking:

■	Exposure to very short-term, government securities.

■	The benefits of daily transparency and intra-day tradability provided by the ETF structure.

The U.S. Short-Term Government Income Fund seeks to generate current income and total return in a manner that is consistent with low fluctuations in principal value by investing primarily in very short-term, government securities. The Fund will focus its portfolio investments on investment grade government securities, including Treasury and Agency securities, and government-sponsored corporate bonds. The Fund may also invest in bank debt obligations and term deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities, and repurchase agreements. In order to reduce interest rate risk, the U.S. Short-Term Government Income Fund expects to maintain an average portfolio maturity of six months or less, though this may change from time to time. The “average portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk. All money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NSROs”) or if unrated, deemed to be of equivalent quality. Any security originally issued as a long term obligation will be rated A or higher at the time of purchase by at least two NSROs or if unrated, deemed to be of equivalent quality.

As a matter of general policy, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments that are suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for the Fund.

The International Currency Income Funds may be appropriate for investors seeking:

■	Exposure to non-U.S. currencies and money market yields.

■	The benefits of daily transparency and intra-day tradability provided by the ETF structure.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. “Dreyfus” is a registered mark of The Dreyfus Corporation and has been licensed for use by the Trust.

2	WisdomTree Trust Prospectus

Each of the Euro Fund and Japanese Yen Fund seeks (i) to earn current income reflective of money market rates available to foreign investors in the specified country or region and (ii) to maintain liquidity and preserve capital measured in the currency of the specified country or region. Each of these Funds intends to invest primarily in very short term, investment grade money market securities denominated in the non-U.S. currency specified in its name. Eligible investments include short-term securities issued by non-U.S. governments, agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities.

Each of the Brazilian Real Fund, Chinese Yuan Fund, Emerging Currency Fund, Indian Rupee Fund, New Zealand Dollar Fund and South African Rand Fund seeks (i) to achieve total returns reflective of money market rates available to foreign investors in the specified country or region, and (ii) to provide exposure to changes in the value of a designated non-U.S. currency (or currencies) relative to the U.S. dollar. Because the market for money market instruments in these countries generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, each of these Funds intends to achieve exposure to the non-U.S. market designated by its name by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in a non-U.S. currency. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to reduce interest rate risk, each International Currency Income Fund generally expects to maintain an average portfolio maturity of 90 days or less, though this may change from time to time. The “average portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk. All money market securities acquired by the International Currency Income Funds will be rated in the upper two short-term ratings by at least two NSROs or if unrated, deemed to be of equivalent quality.

As a matter of general policy, each International Currency Income Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60)  days prior notice of any change to this policy for the Fund.

Principal Risk Factors Common to All Funds

You can lose money on your investment in a Fund. Each Fund is subject to the risks described below. Additional risks applicable to the International Currency Income Funds are described in the section entitled “Principal Risk Factors Common to the International Currency Income Funds.” Certain additional risks associated with a Fund are discussed in the specific section describing that Fund. Some or all of these risks may adversely affect a Fund’s NAV, trading price yield, total return and/or its ability to meet its objectives.

Investment Risk

As with all investments, an investment in a Fund is subject to investment risk. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Interest Rate Risk

The value of money market securities, and therefore the value of an investment in a Fund, may change in response to changes in interest rates. Generally, if U.S. interest rates rise, then the value of a U.S. money market security is expected to decrease.

WisdomTree Trust Prospectus	3

Similarly, if non-U.S. interest rates rise, the value of a money market security denominated in that non-U.S. currency would also be expected to decrease. In general, securities with longer maturities are more vulnerable to interest rate changes. The “average portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

Low Interest Rate Risk

Financial crisis, recession, and deflation could contribute to declines in U.S. and international interest rates. Recent events in the financial sector have resulted, and may continue to result, in downward pressure on interest rates and returns on money market instruments and other investments. If this continues to occur, rates may decline to levels where the interest earned by a Fund’s investments becomes insufficient to cover the expenses of the Fund. In these circumstances, a Fund may need to use available cash or sell securities out of the Fund to compensate for this shortfall. In addition, in order to invest in higher quality, more liquid investments, the Funds may need to accept lower returns on investment. These circumstances could cause a decline in the NAV of the Fund, could have negative tax consequences and could cause investors to lose money.

Market Risk

The price of money market securities, and therefore the value of an investment in a Fund, may fluctuate in response to a variety of general market factors. These factors include economic, market and political developments that affect specific market segments and the market as a whole. Each Fund’s NAV and market price, like money market securities prices generally, may fluctuate within a wide range in response to these factors. As a result, an investor in a Fund could lose money over short or even long periods.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Both domestic and foreign fixed income and equity markets have been experiencing extreme volatility and turmoil. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

Credit Risk

The financial condition of an issuer of a money market security may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a money market security if the issuer defaults. Recent events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt. The degree of credit risk for a particular money market security may be reflected in its credit rating. However, credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a money market security declines. While each Fund attempts to limit credit exposure in a manner consistent with its respective investment objective, the value of an investment in a Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio securities.

Financial Sector Risk

The Funds generally invest a relatively large percentage of their assets (i.e., “concentrate”) in debt obligations and other securities of issuers in the financial sector and therefore the performance of the Funds will be impacted by events affecting the financial sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital funds. Recent events have severely impacted the value of investments in financial sector companies, particularly those with exposure to real estate and mortgage securities. Debt obligations and other securities of such companies may be less liquid and more susceptible to credit risk than in the past.

4	WisdomTree Trust Prospectus

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market. The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be wider on ETFs that are traded less frequently and also may be wider at certain times of the day, such as immediately after the market opens and just before closing time. When this occurs you may pay more to buy Fund shares, or receive less on the sale of Fund shares, than you might receive at other times. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. You may wish to discuss ETF trading strategies, such as the use of limit orders and stop orders, with your broker.

Management Risk

Each Fund is actively managed using proprietary investment strategies, techniques and processes. There can be no guarantee that these strategies, techniques and processes will produce the desired results.

Diversification Risk

Although each Fund intends to invest in a variety of securities and instruments, each International Currency Income Fund will be considered “non-diversified” as such term is defined by the Investment company Act of 1940, as amended (the “Investment Company Act”). A “non-diversified” classification means that a Fund has greater latitude than a diversified fund to invest in a single issuer or a smaller number of issuers. Therefore, each International Currency Income Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely. This could increase the volatility of an investment in a Fund.

Cash Redemption Risk

Unlike most ETFs, the Funds generally do not make in-kind redemptions because of the nature of the Funds’ underlying investments. The Funds may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds in U.S. dollars or a non-U.S. currency. This may cause a Fund to recognize a capital gain that might not have been incurred if the Fund had made a redemption in-kind and may decrease the tax efficiency of a Fund compared to ETFs that use the in-kind redemption process.

Tax Risk

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby jeopardizing the Fund’s status as a regulated investment company for all years to which the regulations are applicable. If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Principal Risk Factors Common to the International Currency Income Funds

Derivative Investment Risk

Each International Currency Income Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate, such as forward currency contracts and swaps. Each International Currency Income Fund may invest in derivatives as a substitute for taking a position in the underlying asset, in an attempt to create a position economically similar to a direct investment. There can be no guarantee that this strategy will be successful. The International Currency Income Funds may invest in forward currency contracts, non-deliverable forward currency contracts and swaps. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. Non-deliverable forward currency contracts are contracts where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The combination of U.S. money market securities with forward currency contracts and swaps is designed to create a position economically similar to a money market security denominated in the specified non-U.S. currency. Derivatives are subject to a number of risks described elsewhere in this section, such as interest rate risk, market risk, capacity risk, credit risk and management risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. This means that their prices can change quickly and that a Fund may not be able to unwind its investments in derivatives without incurring losses.

Capacity Risk

Each International Currency Income Fund may invest in derivative instruments as a substitute for taking a position in an underlying asset in an attempt to create a position economically similar to a direct investment. Each Fund which attempts to use derivatives may experience the risk that the market for derivative instruments used to achieve such exposure has limited liquidity or volume. This may be due to foreign government restrictions or regulations on such use of derivative instruments, or because the Fund may be unable to obtain a sufficient amount of derivative instruments necessary to create the required exposure. This could have a negative effect on a Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Foreign Currency Risk

Each International Currency Income Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because each International Currency Income Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates.

Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in an International Currency Income Fund may also go up or down quickly and unpredictably and investors may lose money.

6	WisdomTree Trust Prospectus

Foreign Securities Risk

Each International Currency Income Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in such securities and instruments can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. In addition to fluctuations in foreign currency exchange rates, these risks include trading, settlement, custodial, and other operational risks, and, in some cases, less stringent investor protection and disclosure standards. Non-U.S. markets may also impose additional withholding and other taxes. Since non-U.S. markets may be open on days when U.S. markets are closed, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Each of these factors can increase the volatility of an investment in Fund shares and have a negative effect on the value of Fund shares.

Geographic Concentration Risk

Each International Currency Income Fund invests a significant portion of its assets in the securities of issuers organized in one or more non-U.S. jurisdictions, or in securities that provide exposure to such issuers. As such, each International Currency Income Fund is likely to be impacted by economic conditions or events affecting the particular market or markets reflected by its name. Specific risks applicable to certain Funds are described in more detail in the section herein describing such Fund.

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WisdomTree Fixed Income Funds

WisdomTree U.S. Short-Term Government Income Fund

Fund Facts

Cusip Number:

■	97717W273

Exchange Trading Symbol:

■	USY

WisdomTree U.S. Short-Term Government Income Fund

(formerly the WisdomTree U.S. Current Income Fund)

Investment Objective

The Fund seeks to generate current income and total return in a manner that is consistent with low fluctuations in principal value by investing primarily in very short-term government securities. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund will focus its portfolio investments on investment grade government securities, including Treasury securities, securities issued by government sponsored enterprises (such as the Federal Home Loan Bank, Fannie Mae, and Freddie Mac), government-sponsored corporate bonds, and repurchase agreements backed by government securities. The Fund intends to maintain an average portfolio maturity of six months or less. The Fund intends to purchase fixed-rate as well as floating- and adjustable-rate obligations. Generally, at least 80% of the Fund’s assets will be invested in securities classified as government securities or securities collateralized by government securities.

The Fund’s investment in fixed-rate securities generally will be limited to securities with final maturities of 18 months or less. The Fund’s investment in floating-rate and adjustable-rate securities generally will be limited to securities with final maturities of two years or less.

The Fund also may invest in commercial paper, corporate notes, mortgage-backed and asset-backed securities, money market securities, time deposits and certificates of deposit. Fixed income securities (other than money market securities) held by the Fund will be rated A or higher at the time of purchase by at least two nationally recognized statistical rating organizations (“NSROs”) or if unrated, deemed to be of equivalent quality. All money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two NSROs or if unrated, deemed to be of equivalent quality. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund’s ability to preserve capital and liquidity while pursuing its investment objective.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the section herein entitled “Principal Risk Factors Common to All Funds.”

Performance Information

Although the Fund commenced operations on May 20, 2008, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

8	WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.25%
(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$26	$80

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$26	$80

WisdomTree Trust Prospectus	9

WisdomTree Currency Income Funds

WisdomTree Dreyfus Brazilian Real Fund

Fund Facts

Cusip Number:

■	97717W240

Exchange Trading Symbol:

■	BZF

WisdomTree Dreyfus Brazilian Real Fund

Investment Objective

The Fund seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian Real relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to Brazilian currency and money market rates.

Because the market for money market securities in Brazil generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Brazilian currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Brazilian Real. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Brazilian government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds” and “Principal Risk Factors Common to the International Currency Income Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

■

Emerging Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and

10	WisdomTree Trust Prospectus

economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

■

Offshore Investor Risk. The opportunity for offshore investors to access certain markets in Brazil can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to Brazilian markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in Brazil.

■

Geographic Concentration in Brazil. Because the Fund concentrates its investments in Brazil, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Brazil and to be more volatile than the performance of more geographically diversified funds. The Brazilian market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Brazilian market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

Although the Fund commenced operations on May 14, 2008, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.45%
(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$46	$144

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$46	$144

WisdomTree Trust Prospectus	11

WisdomTree Currency Income Funds

WisdomTree Dreyfus Chinese Yuan Fund

Fund Facts

Cusip Number:

■	97717W182

Exchange Trading Symbol:

■	CYB

WisdomTree Dreyfus Chinese Yuan Fund

Investment Objective

The Fund seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese Yuan relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to Chinese currency and money market rates.

Because the market for money market securities in China generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to currency markets in China by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Chinese Yuan. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of China and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities, asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds” and “Principal Risk Factors Common to the International Currency Income Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

■

Emerging Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory

12	WisdomTree Trust Prospectus

conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

■

Offshore Investor Risk. In addition to the general risks associated with investing in non-U.S. currencies and non-U.S. currency markets, there are special risks associated with investing in Chinese Yuan or securities designed to provide exposure to Chinese Yuan. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government’s actions in this respect may not be transparent or predictable. As a result, the value of the Yuan, and the value of securities designed to provide exposure to the Yuan, can change quickly and arbitrarily. Furthermore, it is difficult for offshore investors to directly access money market securities in China because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of securities designed to provide offshore investors with exposure to Chinese markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in China.

■

Geographic Concentration in China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The Chinese market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Chinese markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

Although the Fund commenced operations on May 14, 2008, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.45%
(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

WisdomTree Trust Prospectus	13

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$46	$144

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$46	$144

14	WisdomTree Trust Prospectus

WisdomTree Currency Income Funds

WisdomTree Dreyfus Emerging Currency Fund

Fund Facts

Cusip Number:

■	97717W133

Exchange Trading Symbol:

■	CEW

WisdomTree Dreyfus Emerging Currency Fund

Investment Objective

The Fund seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries.

The Fund seeks to provide exposure to currencies and money market rates from emerging and developing economies in three regions of the world: (i) Asia, (ii) Latin America and (iii) Europe, the Middle East and Africa. The Fund initially intends to invest in a subset of the following markets: Brazil, Chile, China, the Czech Republic, Hungary, India, Israel, Malaysia, Mexico, Poland, Russia, Singapore, South Africa, South Korea, Taiwan, Turkey, and Thailand. The Fund attempts to achieve exposure to the most liquid currencies within each of the three broad regions, while at the same time maintaining geographic and economic diversity across these regions. The specific set of currencies is selected at the date of Fund launch and on the annual assessment date each year and generally remains the same throughout the year. The selected currencies are equal weighted in terms of U.S. dollar value at the annual assessment date. The Fund is rebalanced quarterly in order to maintain this equal weighting. In order to maintain geographic diversity, the Fund’s exposure to each of the three broad geographic regions is limited to 45% of its total asset value on the annual assessment date and at each quarterly rebalancing. More frequent rebalancings may occur in response to significant market events. A significant event might include, for example, market conditions that significantly disrupt liquidity or result in the reclassification of a currency (from emerging to developed, for example). Currencies that generally would be considered liquid may be ineligible for investment or dropped from the Fund as a result of government action or other market events if WisdomTree Asset Management believes doing so would be in the best interest of the Fund.

Because the market for money market securities in the selected emerging markets generally is less liquid and accessible to foreign investors than corresponding markets in more developed countries, the Fund intends to achieve exposure to these markets by investing primarily in short-term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in each of the selected currencies. In aggregate, the Fund’s investments should create exposure that is economically similar to a basket of money market securities denominated in each of the selected currencies. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

WisdomTree Trust Prospectus	15

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by emerging market governments and their agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities, asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds” and “Principal Risk Factors Common to the International Currency Income Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

■

Emerging Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

■

Offshore Investor Risk. The opportunity for offshore investors to access certain non-U.S. markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity, and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in the selected emerging markets countries.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

16	WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.55%
(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$56	$176

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$56	$176

WisdomTree Trust Prospectus	17

WisdomTree Currency Income Funds

WisdomTree Dreyfus Euro Fund

Fund Facts

Cusip Number:

■	97717W174

Exchange Trading Symbol:

■	EU

WisdomTree Dreyfus Euro Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates within the European Union available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Euros. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund intends to invest primarily in very short term, investment grade money market securities denominated in Euros. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality.

The Fund plans to use the annualized rate on the London Interbank Bid Rate (“LIBID”) for 1-month Euro deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in the aggregate will be the principal factors contributing to the Fund’s ability to preserve capital (measured in Euros) and liquidity while pursuing its investment objective. The Fund does not seek to preserve capital in U.S. dollars.

Eligible investments include short-term securities issued by European governments and their agencies or instrumentalities that are denominated in Euros, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities. While the Fund does not intend to do so, it reserves the right to pursue its objectives by investing a portion of its assets in U.S. dollar money market securities and derivative investments, such as forward currency contracts and swaps, if this strategy is deemed to be in the best interest of the Fund. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Euros. In addition, the Fund may invest a relatively smaller portion of its assets in U.S. money market securities, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund’s next anticipated dividend payment date.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds” and “Principal Risk Factors Common to the International Currency Income Funds.” In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

■

Geographic Concentration in Europe. Because the Fund concentrates its investments in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

18	WisdomTree Trust Prospectus

Performance Information

Although the Fund commenced operations on May 14, 2008, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.35%
(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$36	$113

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$36	$113

WisdomTree Trust Prospectus	19

WisdomTree Currency Income Funds

WisdomTree Dreyfus Indian Rupee Fund

Fund Facts

Cusip Number:

■	97717W166

Exchange Trading Symbol:

■	ICN

WisdomTree Dreyfus Indian Rupee Fund

Investment Objective

The Fund seeks to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian Rupee relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities designed to provide exposure to Indian currency and money market rates.

Because the market for money market securities in India generally is less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund intends to achieve exposure to currency markets in India by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Indian Rupee. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of India and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds” and “Principal Risk Factors Common to the International Currency Income Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

■

Emerging Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For

20	WisdomTree Trust Prospectus

example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

■

Offshore Investor Risk. In addition to the general risks associated with investing in non-U.S. currencies and non-U.S. currency markets, there are special risks associated with investing in Indian Rupee or securities designed to provide exposure to Indian Rupee. While the government of India is moving towards a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade Rupee directly. Foreign investors in India still face burdensome taxes on investments in income-producing securities. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to Indian markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in India.

■

Geographic Concentration in India. Because the Fund concentrates its investments in India, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within India and to be more volatile than the performance of more geographically diversified funds. The Indian market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Indian markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

Although the Fund commenced operations on May 14, 2008, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.45%
(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

WisdomTree Trust Prospectus	21

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$46	$144

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$46	$144

22	WisdomTree Trust Prospectus

WisdomTree Currency Income Funds

WisdomTree Dreyfus Japanese Yen Fund

Fund Facts

Cusip Number:

■	97717W224

Exchange Trading Symbol:

■	JYF

WisdomTree Dreyfus Japanese Yen Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Japan available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Japanese Yen. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund intends to invest primarily in very short term, investment grade money market securities denominated in Japanese Yen. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality.

The Fund plans to use the annualized rate on the London Interbank Bid Rate (“LIBID”) for 1-month Yen deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund’s ability to preserve capital (measured in Yen) and liquidity while pursuing its investment objective. The Fund does not seek to preserve capital in U.S. dollars.

Eligible investments include short-term securities issued by the Japanese government and its agencies or instrumentalities that are denominated in Yen, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities. While the Fund does not intend to do so, it reserves the right to pursue its objectives by investing a portion of its assets in U.S. dollar money market securities and derivative investments, such as forward currency contracts and swaps, if this strategy is deemed to be in the best interest of the Fund. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Yen. In addition, the Fund may invest a relatively smaller portion of its assets in U.S. money market securities, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund’s next anticipated dividend payment date.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds” and “Principal Risk Factors Common to the International Currency Income Funds.” In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

■

Geographic Concentration in Japan. Because the Fund concentrates its investments in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

WisdomTree Trust Prospectus	23

Performance Information

Although the Fund commenced operations on May 21, 2008, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.35%
(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$36	$113

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$36	$113

24	WisdomTree Trust Prospectus

WisdomTree Currency Income Funds

WisdomTree Dreyfus New Zealand Dollar Fund

Fund Facts

Cusip Number:

■	97717W216

Exchange Trading Symbol:

■	BNZ

WisdomTree Dreyfus New Zealand Dollar Fund

Investment Objective

The Fund seeks to achieve total returns reflective of both money market rates in New Zealand available to foreign investors and changes in value of the New Zealand Dollar relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities designed to provide exposure to New Zealand currency and money market rates.

Because the market for money market securities in New Zealand is relatively small and less liquid than corresponding markets in other countries, the Fund intends to achieve exposure to currency markets in New Zealand by investing primarily in short term U.S. money market securities and also in forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in New Zealand dollars. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of New Zealand and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds” and “Principal Risk Factors Common to the International Currency Income Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

■

Offshore Investor Risk. The opportunity for offshore investors to access certain markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations or

WisdomTree Trust Prospectus	25

restrictions may impact the availability, liquidity and pricing of securities designed to provide exposure to New Zealand markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in New Zealand.

■

Geographic Concentration in New Zealand. Because the Fund concentrates its investments in New Zealand, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within New Zealand and to be more volatile than the performance of more geographically diversified funds.

Performance Information

Although the Fund commenced operations on June 25, 2008, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.45%
(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$46	$144

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$46	$144

26	WisdomTree Trust Prospectus

WisdomTree

Currency

Income Funds

WisdomTree Dreyfus

South African Rand Fund

Fund Facts

Cusip Number:

■	97717W158

Exchange Trading Symbol:

■	SZR

WisdomTree Dreyfus South African Rand Fund

Investment Objective

The Fund seeks to achieve total returns reflective of both money market rates in South Africa available to foreign investors and changes in value of the South African Rand relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities designed to provide exposure to South African currency and money market rates.

Because the market for money market securities in South Africa generally is less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund intends to achieve exposure to currency markets in South Africa by investing primarily in short term U.S. money market securities and also in forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in South African Rand. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of South Africa and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds” and “Principal Risk Factors Common to the International Currency Income Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

■

Emerging Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities, securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political

WisdomTree Trust Prospectus	27

and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

■

Offshore Investor Risk. The opportunity for offshore investors to access certain developing markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations or restrictions may impact the availability, liquidity and pricing of securities designed to provide exposure to South Africa markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in South Africa.

■

Geographic Concentration in South Africa. Because the Fund concentrates its investments in South Africa, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within South Africa and will be more volatile than the performance of more geographically diversified funds. South African markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. South African markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

Although the Fund commenced operations on June 25, 2008, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.45%
(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$46	$144

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$46	$144

28	WisdomTree Trust Prospectus

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
WisdomTree U.S. Short-Term Government Income Fund	0.25%
WisdomTree Dreyfus Brazilian Real Fund	0.45%
WisdomTree Dreyfus Chinese Yuan Fund	0.45%
WisdomTree Dreyfus Emerging Currency Fund	0.55%
WisdomTree Dreyfus Euro Fund	0.35%
WisdomTree Dreyfus Indian Rupee Fund	0.45%
WisdomTree Dreyfus Japanese Yen Fund	0.35%
WisdomTree Dreyfus New Zealand Dollar Fund	0.45%
WisdomTree Dreyfus South African Rand Fund	0.45%

Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of each Fund, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer (“CCO”), interest expenses and taxes, brokerage expenses and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s assets for providing such services and paying such expenses. As of October 1, 2009, WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the Trust’s Annual Report to Shareholders for the period ending August 31, 2008.

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017 and is a leader in ETF management.

Sub-Adviser

Mellon Capital Management Corporation (“Mellon Capital”) serves as the sub-adviser for the U.S. Short-Term Government Income Fund. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, CA 94105. As of September 30, 2008, Mellon Capital had assets under management totaling approximately $185 billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), a publicly traded financial holding company.

The sub-adviser for the International Currency Income Funds is The Dreyfus Corporation (“Dreyfus”). Dreyfus was founded in 1947 and is located at 200 Park Avenue, New York, New York 10166. As of September 30, 2008, Dreyfus had assets under management totaling approximately $316 billion. Dreyfus is a wholly-owned indirect subsidiary of BNY Mellon.

WisdomTree Trust Prospectus	29

Mellon Capital and Dreyfus (each, a “Sub-Adviser”) choose each Fund’s portfolio investments and places orders to buy and sell such Fund’s portfolio investments.

With respect to each Fund, WisdomTree Asset Management pays the Sub-Adviser to such Fund a fee equal to one-half of the fee paid to WisdomTree Asset Management for providing advisory services to such Fund.

Portfolio Managers

Mellon Capital and Dreyfus utilize teams of investment professionals acting together to manage the assets of the Funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of each Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of each Fund’s portfolio are listed below.

David C. Kwan has been a Managing Director of Mellon Capital since 2000. He has also been the Head of the Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996. Mr. Kwan has direct oversight responsibility for the management of the Funds. He received his M.B.A. degree from University of California at Berkeley in 1990. Mr. Kwan has 17 years of investment experience.

Zandra Zelaya has been a Vice President, Fixed Income at Mellon Capital since November 2007. Ms. Zelaya joined Mellon Capital in 1997 as a fixed income associate. Throughout the years she has held various positions in the Fixed Income Management Group including Senior Portfolio Manager from 2002 to 2006 and Assistant Vice President from 2006 to her recent promotion as Vice President. Ms. Zelaya has attained the Chartered Financial Analyst (“CFA”) designation. She graduated with a B.S. from California State University, Hayward. Ms. Zelaya has 13 years of investment experience.

Mr. Kwan and Ms. Zelaya will manage the International Currency Income Funds in their capacity as dual employees of The Dreyfus Corporation. Mr. Kwan and Ms. Zelaya have been employees of Dreyfus since 2005. Each Portfolio Manager has managed each Fund since inception.

The Funds’ Statement of Additional Information (“SAI”) provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (August 31) and its second fiscal quarter (February 28) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s SAI.

Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges.

Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

30	WisdomTree Trust Prospectus

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using amortized cost for securities with remaining maturities of 60 days or less, current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the New York Stock Exchange is open for trading as of the close of regular trading, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The value of any assets or liabilities denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

The U.S. Short-Term Government Income Fund intends to pay out dividends, if any, monthly. Each of the Euro Fund and the Japanese Yen Fund intend to pay out dividends, if any, quarterly. Each of the Brazilian Real Fund, Chinese Yuan Fund, Emerging Currency Fund, Indian Rupee Fund, New Zealand Dollar Fund and South African Rand Fund intend to pay out dividends, if any, annually.

Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

WisdomTree Trust Prospectus	31

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase or redemption orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions,

32	WisdomTree Trust Prospectus

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level. The Funds do not, however, expect a significant portion of their distributions to be derived from qualified dividend income. Distributions are taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

If a shareholder is neither a lawful permanent resident nor a citizen of the United States or if a shareholder is a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years beginning before January 1, 2010, certain distributions designated by the Fund as either interest-related dividends or short-term gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

The Funds (or a financial intermediary such as a broker through which a shareholder owns Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges money market securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the money market securities or non-U.S. currency surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units for money market securities or non-U.S. currency will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities or non-U.S. currency plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

WisdomTree Trust Prospectus	33

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for money market securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for money market securities will generally be treated as long-term capital gain or loss if the money market securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or redeemed and at what price.

Foreign Investments by the International Currency Income Funds

Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the total assets of an International Currency Income Fund consists of stock or securities of foreign corporations, the Fund intends to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. This means that investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

Creation and Redemption

The shares that trade in the secondary market are “created” at NAV. Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 100,000 shares or more (“Creation Units”). For the U.S. Short-Term Government Income Fund, these transactions are usually in exchange for a basket of fixed-income securities and/or an amount of cash. Each International Currency Income Fund generally issues and redeems Creation Units in exchange for a designated basket of non-U.S. currency and/or an amount of U.S. cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each “creator” enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of money market securities closely approximating the holdings of the Fund (or a designated basket of cash or non-U.S. currency as described above) and pays or receives a specified amount of cash (“Cash Component”) equal to the difference between the NAV of a Creation Unit and the market value of the basket of securities (or non-U.S. currency) in exchange for a specified number of Creation Units. Each Business Day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation (“NSCC”) or otherwise, the names and number of shares of each security (or non-U.S. currency) to be included in that day’s basket. Each Fund reserves the right to accept a basket of money market securities, currency or cash that differs from the published basket. A Fund will not issue fractional Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units in exchange for a designated basket of portfolio money market securities (or a designated basket of cash or non-U.S. currency as described above) and a Cash Component. Each Fund reserves the right to honor a redemption request by delivering a basket of money market securities, currency or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form as described in the authorized participant agreement.

34	WisdomTree Trust Prospectus

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the Trust’s SAI.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as such term is used in the Securities Act of 1933 (“Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units

Each Fund may impose a per Creation Unit creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.

The following table also shows, as of July 22, 2009, the approximate value of one Creation Unit per Fund and the standard and maximum creation and redemption transaction fees. These fees are payable only by investors who purchase or redeem shares directly from a Fund. Retail investors who transact through their brokerage account will not pay these fees.

Name of Fund	Approximate Value of One Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
WisdomTree U.S. Short-Term Government Income Fund	$2,500,000	$250	$1,000
WisdomTree Dreyfus Brazilian Real Fund	$5,000,000	$300	$1,200
WisdomTree Dreyfus Chinese Yuan Fund	$5,000,000	$300	$1,200
WisdomTree Dreyfus Emerging Currency Fund	$2,000,000	$300	$1,200
WisdomTree Dreyfus Euro Fund	$5,000,000	$800	$3,200
WisdomTree Dreyfus Indian Rupee Fund	$2,500,000	$300	$1,200
WisdomTree Dreyfus Japanese Yen Fund	$5,000,000	$500	$1,500
WisdomTree Dreyfus New Zealand Dollar Fund	$2,500,000	$300	$1,200
WisdomTree Dreyfus South African Rand Fund	$2,500,000	$300	$1,200

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

WisdomTree Trust Prospectus	35

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange (“Exchange”). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

Information is not presented for the WisdomTree Dreyfus Emerging Currency Fund as this Fund had not commenced operations as of the end of the fiscal year.

36	WisdomTree Trust Prospectus

Financial Highlights

August 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Short-Term Government Income Fund (formerly the WisdomTree U.S. Current Income Fund)	For the period May 20, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.15
Net realized and unrealized loss	(— )@
Total from investment operations	0.15
Dividends to shareholders:
Net investment income	(0.12)
Total dividends to shareholders	(0.12)
Net asset value, end of period	$25.03

TOTAL RETURN[3]	0.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,022
Ratio to average net assets of:
Net expenses	0.25%[4]
Net investment income	2.09%[4]

WisdomTree Dreyfus Brazilian Real Fund	For the period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.19
Investment operations:
Net investment income[2]	0.15
Net realized and unrealized loss	1.13
Total from investments operations	1.28
Net asset value, end of period	$26.47

TOTAL RETURN[3]	5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$121,740
Ratio to average net assets of:
Net expenses	0.45%[4]
Net investment income	1.99%[4]

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

@	Amount less than $0.01.

WisdomTree Trust Prospectus	37

Financial Highlights

August 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Chinese Yuan Fund	For the period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.87
Investment operations:
Net investment income[2]	0.14
Net realized and unrealized gain	0.38
Total from investment operations	0.52
Net asset value, end of period	$25.39

TOTAL RETURN[3]	2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$284,393
Ratio to average net assets of:
Net expenses	0.45%[4]
Net investment income	2.04%[4]

WisdomTree Dreyfus Euro Fund	For the period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.04
Investment operations:
Net investment income[2]	0.29
Net realized and unrealized loss	(1.26)
Total from investment operations	(0.97)
Net asset value, end of period	$24.07

TOTAL RETURN[3]	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,256
Ratio to average net assets of:
Net expenses	0.35%[4]
Net investment income	3.73%[4]

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

38	WisdomTree Trust Prospectus

Financial Highlights

August 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Indian Rupee Fund	For the period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.69
Investment operations:
Net investment income[2]	0.15
Net realized and unrealized loss	(0.37)
Total from investment operations	(0.22)
Net asset value, end of period	$24.47

TOTAL RETURN[3]	(0.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,789
Ratio to average net assets of:
Net expenses	0.45%[4]
Net investment income	1.93%[4]

WisdomTree Dreyfus Japanese Yen Fund	For the period May 21, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.45
Investment operations:
Net investment income[2]	0.01
Net realized and unrealized loss	(1.25)
Total from investment operations	(1.24)
Net asset value, end of period	$24.21

TOTAL RETURN[3]	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,368
Ratio to average net assets of:
Net expenses	0.35%[4]
Net investment income	0.20%[4]

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

WisdomTree Trust Prospectus	39

Financial Highlights

August 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus New Zealand Dollar Fund	For the period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.93
Investment operations:
Net investment income[2]	0.09
Net realized and unrealized loss	(1.49)
Total from investment operations	(1.40)
Net asset value, end of period	$23.53

TOTAL RETURN[3]	(5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,353
Ratio to average net assets of:
Net expenses	0.45%[4]
Net investment income	1.96%[4]

WisdomTree Dreyfus South African Rand Fund	For the period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.35
Investment operations:
Net investment income[2]	0.09
Net realized and unrealized gain	1.17
Total from investments operations	1.26
Net asset value, end of period	$26.61

TOTAL RETURN[3]	4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,661
Ratio to average net assets of:
Net expenses	0.45%[4]
Net investment income	1.78%[4]

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

40	WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Information is not presented for the WisdomTree Dreyfus Emerging Currency Fund as this Fund was not in operation during the period covered by the chart.

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree U.S. Short-Term Government Income Fund (formerly the WisdomTree U.S. Current Income Fund)
May 20, 2008* – August 31, 2008	0-24.9	26	36.11%	46	63.89%
	25-49.9	0	0.00%	0	0.00%
	50-74.9	0	0.00%	0	0.00%
	75-100.0	0	0.00%	0	0.00%
	>100.0	0	0.00%	0	0.00%
	Total	26	36.11%	46	63.89%
WisdomTree Dreyfus Brazilian Real Fund
May 14, 2008* – August 31, 2008	0-24.9	6	7.89%	11	14.47%
	25-49.9	17	22.37%	8	10.53%
	50-74.9	16	21.05%	2	2.63%
	75-100.0	6	7.89%	2	2.63%
	>100.0	5	6.58%	3	3.95%
	Total	50	65.79%	26	34.21%
WisdomTree Dreyfus Chinese Yuan Fund
May 14, 2008* – August 31, 2008	0-24.9	15	19.74%	13	17.11%
	25-49.9	37	48.68%	6	7.89%
	50-74.9	2	2.63%	0	0.00%
	75-100.0	2	2.63%	0	0.00%
	>100.0	1	1.32%	0	0.00%
	Total	57	75.00%	19	25.00%
WisdomTree Dreyfus Euro Fund
May 14, 2008* – August 31, 2008	0-24.9	25	32.89%	27	35.53%
	25-49.9	3	3.95%	16	21.05%
	50-74.9	1	1.32%	1	1.32%
	75-100.0	0	0.00%	3	3.95%
	>100.0	0	0.00%	0	0.00%
	Total	29	38.16%	47	61.84%

WisdomTree Trust Prospectus	41

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Dreyfus Indian Rupee Fund
May 14, 2008* – August 31, 2008	0-24.9	21	27.63%	12	15.79%
	25-49.9	17	22.37%	7	9.21%
	50-74.9	5	6.58%	2	2.63%
	75-100.0	8	10.53%	1	1.32%
	>100.0	3	3.95%	0	0.00%
	Total	54	71.05%	22	28.95%
WisdomTree Dreyfus Japanese Yen Fund
May 21, 2008* – August 31, 2008	0-24.9	26	36.62%	24	33.80%
	25-49.9	11	15.49%	8	11.27%
	50-74.9	0	0.00%	1	1.41%
	75-100.0	0	0.00%	1	1.41%
	>100.0	0	0.00%	0	0.00%
	Total	37	52.11%	34	47.89%
WisdomTree Dreyfus New Zealand Dollar Fund
June 25, 2008* – August 31, 2008	0-24.9	12	25.53%	6	12.77%
	25-49.9	9	19.15%	7	14.89%
	50-74.9	6	12.77%	4	8.51%
	75-100.0	0	0.00%	1	2.13%
	>100.0	0	0.00%	2	4.26%
	Total	27	57.45%	20	42.55%
WisdomTree Dreyfus South African Rand Fund
June 25, 2008* – August 31, 2008	0-24.9	8	17.02%	9	19.15%
	25-49.9	8	17.02%	7	14.89%
	50-74.9	5	10.64%	2	4.26%
	75-100.0	2	4.26%	3	6.38%
	>100.0	2	4.26%	1	2.13%
	Total	25	53.19%	22	46.81%

*	Commencement of investment operations.

42	WisdomTree Trust Prospectus

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WisdomTree Trust Prospectus	43

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44	WisdomTree Trust Prospectus

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WisdomTree Trust Prospectus	45

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI or annual shareholder report free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2008 WisdomTree Trust

WisdomTree Funds are distributed by ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-001-0609

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

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